THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments March 31, 2019 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.0%
AEROSPACE & DEFENSE—2.0%
L3 Technologies, Inc.	4,046	$834,973
The Boeing Co.	20,788	7,928,959
United Technologies Corp.	11,173	1,440,088
		10,204,020
AGRICULTURAL & FARM MACHINERY—0.4%
Deere & Co.	12,010	1,919,678

APPAREL ACCESSORIES & LUXURY GOODS—0.4%
Lululemon Athletica, Inc.*	11,802	1,933,994

APPLICATION SOFTWARE—8.7%
Adobe, Inc.*	73,369	19,552,105
Palantir Technologies, Inc., Cl. A*,@,(a)	41,286	237,394
RealPage, Inc.*	33,929	2,059,151
salesforce.com, Inc.*	124,921	19,783,739
Workday, Inc., Cl. A*	17,615	3,397,053
		45,029,442
AUTO PARTS & EQUIPMENT—0.8%
Aptiv PLC.	49,637	3,945,645

BIOTECHNOLOGY—2.5%
Celgene Corp.*	17,494	1,650,384
Regeneron Pharmaceuticals, Inc.*	3,517	1,444,151
Sarepta Therapeutics, Inc.*	25,007	2,980,584
Vertex Pharmaceuticals, Inc.*	37,442	6,887,456
		12,962,575
CABLE & SATELLITE—0.7%
Charter Communications, Inc., Cl. A*	9,856	3,419,145

CASINOS & GAMING—0.4%
Wynn Resorts Ltd.	17,971	2,144,300

COMMUNICATIONS EQUIPMENT—0.4%
Palo Alto Networks, Inc.*	9,166	2,226,238

CONSTRUCTION MATERIALS—0.9%
Vulcan Materials Co.	39,787	4,710,781

DATA PROCESSING & OUTSOURCED SERVICES—7.7%
Fidelity National Information Services, Inc.	22,953	2,595,984
PayPal Holdings, Inc.*	94,584	9,821,603
Visa, Inc., Cl. A	174,328	27,228,290
		39,645,877
DIVERSIFIED BANKS—1.0%
Citigroup, Inc.	74,035	4,606,458
JPMorgan Chase & Co.	4,320	437,314
		5,043,772
DIVERSIFIED CHEMICALS—0.2%
DowDuPont, Inc.	16,835	897,474

DIVERSIFIED SUPPORT SERVICES—1.1%
Cintas Corp.	28,795	5,819,757

	SHARES	VALUE
COMMON STOCKS—98.0% (CONT.)
FINANCIAL EXCHANGES & DATA—2.5%
Intercontinental Exchange, Inc.	95,577	$7,277,233
S&P Global, Inc.	25,907	5,454,719
		12,731,952
GENERAL MERCHANDISE STORES—1.0%
Dollar Tree, Inc.*	48,118	5,054,315

HEALTH CARE EQUIPMENT—9.0%
Abbott Laboratories	142,715	11,408,637
Boston Scientific Corp.*	287,093	11,018,629
Danaher Corp.	107,922	14,247,862
Edwards Lifesciences Corp.*	10,745	2,055,841
Intuitive Surgical, Inc.*	9,819	5,602,525
Medtronic PLC.	22,043	2,007,676
		46,341,170
HOME IMPROVEMENT RETAIL—1.4%
The Home Depot, Inc.	38,490	7,385,846

HOTELS RESORTS & CRUISE LINES—1.6%
Norwegian Cruise Line Holdings Ltd.*	72,063	3,960,582
Royal Caribbean Cruises Ltd.	35,325	4,048,951
		8,009,533
INDUSTRIAL CONGLOMERATES—2.2%
Honeywell International, Inc.	69,921	11,111,845

INDUSTRIAL GASES—1.2%
Air Products & Chemicals, Inc.	31,833	6,078,830

INTERACTIVE HOME ENTERTAINMENT—0.1%
Activision Blizzard, Inc.	15,194	691,783

INTERACTIVE MEDIA & SERVICES—9.2%
Alphabet, Inc., Cl. C*	25,742	30,203,346
Facebook, Inc., Cl. A*	89,640	14,942,092
Tencent Holdings Ltd.	45,571	2,095,710
		47,241,148
INTERNET & DIRECT MARKETING RETAIL—13.2%
Alibaba Group Holding Ltd.#,*	60,616	11,059,389
Altaba, Inc.*	69,308	5,137,109
Amazon.com, Inc.*	27,745	49,406,909
MercadoLibre, Inc.*	2,561	1,300,297
Pinduoduo, Inc.#,*	43,210	1,071,608
		67,975,312
INVESTMENT BANKING & BROKERAGE—0.2%
Morgan Stanley	27,051	1,141,552

IT CONSULTING & OTHER SERVICES—0.5%
Cognizant Technology Solutions Corp., Cl. A	33,396	2,419,540

LEISURE FACILITIES—0.8%
Vail Resorts, Inc.	19,076	4,145,215

LIFE SCIENCES TOOLS & SERVICES—2.6%
Illumina, Inc.*	16,593	5,155,279

	SHARES	VALUE
COMMON STOCKS—98.0% (CONT.)
LIFE SCIENCES TOOLS & SERVICES—2.6% (CONT.)
Thermo Fisher Scientific, Inc.	30,571	$8,367,894
		13,523,173
MANAGED HEALTH CARE—3.5%
Cigna Corp.	10,616	1,707,265
UnitedHealth Group, Inc.	64,878	16,041,734
		17,748,999
MOVIES & ENTERTAINMENT—1.8%
Netflix, Inc.*	18,289	6,521,126
The Walt Disney Co.	26,253	2,914,871
		9,435,997
OIL & GAS EXPLORATION & PRODUCTION—0.3%
Pioneer Natural Resources Co.	8,957	1,363,972

PHARMACEUTICALS—0.7%
Allergan PLC.	14,270	2,089,271
GW Pharmaceuticals PLC.#,*	10,259	1,729,360
		3,818,631
PROPERTY & CASUALTY INSURANCE—1.2%
The Progressive Corp.	82,216	5,926,951

RAILROADS—1.2%
Union Pacific Corp.	36,612	6,121,526

SEMICONDUCTOR EQUIPMENT—1.1%
Applied Materials, Inc.	145,343	5,764,303

SEMICONDUCTORS—1.3%
Broadcom, Inc.	22,983	6,911,218

SPECIALTY CHEMICALS—1.0%
The Sherwin-Williams Co.	11,814	5,088,408

SYSTEMS SOFTWARE—10.3%
Microsoft Corp.	398,501	46,999,208
Red Hat, Inc.*	19,551	3,571,968
ServiceNow, Inc.*	8,459	2,085,059
		52,656,235
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.3%
Apple, Inc.	62,205	11,815,840

WIRELESS TELECOMMUNICATION SERVICES—0.6%
T-Mobile US, Inc.*	42,824	2,959,138
TOTAL COMMON STOCKS (Cost $366,948,169)		503,365,130

PREFERRED STOCKS—0.3%
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@,(a)	168,373	968,145
Palantir Technologies, Inc., Cl. D*,@,(a)	21,936	126,132
		1,094,277

	SHARES	VALUE
PREFERRED STOCKS—0.3% (CONT.)
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc., Series DD*,@,(a)	20,889	$194,059
TOTAL PREFERRED STOCKS (Cost $1,933,274)		1,288,336

REAL ESTATE INVESTMENT TRUST—1.0%
SPECIALIZED—1.0%
SBA Communications Corp., Cl. A*	26,240	5,239,078
(Cost $4,213,573)		5,239,078
Total Investments (Cost $373,095,016)	99.3%	$509,892,544
Unaffiliated Securities (Cost $373,095,016)		509,892,544
Other Assets in Excess of Liabilities	0.7%	3,526,718
NET ASSETS	100.0%	$513,419,262

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	3/31/2019
Intarcia Therapeutics, Inc., Series DD	03/27/14	$676,595	0.14%	$194,059	0.04%
Palantir Technologies, Inc., Cl. A	10/07/14	268,648	0.05%	237,394	0.05%
Palantir Technologies, Inc., Cl. B	10/07/14	1,111,840	0.22%	968,145	0.19%
Palantir Technologies, Inc., Cl. D	10/14/14	144,839	0.03%	126,132	0.02%
Total				$1,525,730	0.30%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO

Schedule of Investments March 31, 2019 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—91.7%
AEROSPACE & DEFENSE—2.0%
HEICO Corp.	60,335	$5,723,981

APPAREL ACCESSORIES & LUXURY GOODS—0.1%
Levi Strauss & Co., Cl. A*	11,565	272,356

APPAREL RETAIL—1.3%
Burlington Stores, Inc.*	23,600	3,697,648

APPLICATION SOFTWARE—9.9%
Adobe, Inc.*	30,362	8,091,169
ANSYS, Inc.*	7,657	1,399,011
Cadence Design Systems, Inc.*	29,873	1,897,234
Palantir Technologies, Inc., Cl. A*,@,(a)	25,072	144,164
Paycom Software, Inc.*	7,768	1,469,162
PTC, Inc.*	61,431	5,662,710
RealPage, Inc.*	46,664	2,832,038
salesforce.com, Inc.*	18,221	2,885,660
SS&C Technologies Holdings, Inc.	55,792	3,553,393
		27,934,541
BIOTECHNOLOGY—3.6%
Exact Sciences Corp.*	15,138	1,311,254
Incyte Corp.*	35,226	3,029,788
Sarepta Therapeutics, Inc.*	34,367	4,096,203
Vertex Pharmaceuticals, Inc.*	9,824	1,807,125
		10,244,370
DATA PROCESSING & OUTSOURCED SERVICES—7.9%
Automatic Data Processing, Inc.	27,342	4,367,611
PayPal Holdings, Inc.*	49,724	5,163,340
Square, Inc., Cl. A*	92,226	6,909,572
Visa, Inc., Cl. A	37,731	5,893,205
		22,333,728
DIVERSIFIED SUPPORT SERVICES—1.0%
Cintas Corp.	14,655	2,961,922

EDUCATION SERVICES—1.8%
Bright Horizons Family Solutions, Inc.*	40,776	5,183,037

ELECTRIC UTILITIES—1.5%
NextEra Energy, Inc.	21,853	4,224,622

HEALTH CARE EQUIPMENT—10.0%
Abbott Laboratories	37,945	3,033,323
ABIOMED, Inc.*	19,348	5,525,595
Cantel Medical Corp.	41,759	2,793,260
DexCom, Inc.*	28,653	3,412,572
Intuitive Surgical, Inc.*	20,691	11,805,871
Masimo Corp.*	10,551	1,458,992
		28,029,613
HEALTH CARE FACILITIES—0.9%
HCA Healthcare, Inc.	19,256	2,510,597

HEALTH CARE SERVICES—0.6%
Guardant Health, Inc.*	21,830	1,674,361

	SHARES	VALUE
COMMON STOCKS—91.7% (CONT.)
HEALTH CARE TECHNOLOGY—1.9%
Veeva Systems, Inc., Cl. A*	41,989	$5,326,725

HYPERMARKETS & SUPER CENTERS—0.5%
BJ’s Wholesale Club Holdings, Inc.*	55,500	1,520,700

INDUSTRIAL CONGLOMERATES—3.2%
General Electric Co.	397,487	3,970,895
Roper Technologies, Inc.	14,452	4,942,150
		8,913,045
INSURANCE BROKERS—0.5%
eHealth, Inc.*	24,534	1,529,450

INTERACTIVE HOME ENTERTAINMENT—1.5%
Take-Two Interactive Software, Inc.*	46,461	4,384,525

INTERACTIVE MEDIA & SERVICES—6.6%
Alphabet, Inc., Cl. C*	11,962	14,035,134
Facebook, Inc., Cl. A*	27,535	4,589,809
		18,624,943
INTERNET & DIRECT MARKETING RETAIL—10.3%
Amazon.com, Inc.*	12,015	21,395,711
Booking Holdings, Inc.*	1,716	2,994,266
Farfetch Ltd., Cl. A*	84,626	2,277,286
GrubHub, Inc.*	9,275	644,334
Pinduoduo, Inc.#,*	70,590	1,750,632
		29,062,229
LEISURE FACILITIES—0.6%
Planet Fitness, Inc., Cl. A*	24,745	1,700,476

LIFE SCIENCES TOOLS & SERVICES—3.3%
Bio-Techne Corp.	32,185	6,390,332
Illumina, Inc.*	9,182	2,852,756
		9,243,088
MANAGED HEALTH CARE—2.8%
UnitedHealth Group, Inc.	31,840	7,872,758

MOVIES & ENTERTAINMENT—6.8%
Live Nation Entertainment, Inc.*	137,252	8,720,992
Netflix, Inc.*	22,216	7,921,337
The Walt Disney Co.	24,015	2,666,385
		19,308,714
MULTI-SECTOR HOLDINGS—1.5%
Berkshire Hathaway, Inc., Cl. B*	20,609	4,140,142

MUTUAL FUNDS—2.9%
Alger 25 Fund, Cl. P(b)	720,383	8,154,736

PROPERTY & CASUALTY INSURANCE—1.6%
The Progressive Corp.	62,834	4,529,703

SYSTEMS SOFTWARE—7.1%
Microsoft Corp.	145,970	17,215,702
Proofpoint, Inc.*	24,117	2,928,527
		20,144,229

	SHARES	VALUE
COMMON STOCKS—91.7% (CONT.)
TRUCKING—0.0%
Lyft Inc., Cl. A*	148	$11,587
TOTAL COMMON STOCKS (Cost $223,353,400)		259,257,826

PREFERRED STOCKS—0.2%
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@,(a)	102,250	587,937
Palantir Technologies, Inc., Cl. D*,@,(a)	13,322	76,602
		664,539
PHARMACEUTICALS—0.0%
Intarcia Therapeutics, Inc., Series DD*,@,(a)	13,642	126,734
TOTAL PREFERRED STOCKS (Cost $1,205,028)		791,273

REAL ESTATE INVESTMENT TRUST—7.5%
HEALTH CARE—1.3%
Welltower, Inc.	45,571	3,536,310

INDUSTRIAL—1.0%
Rexford Industrial Realty, Inc.	82,193	2,943,331

RESIDENTIAL—1.0%
AvalonBay Communities, Inc.	14,011	2,812,428

SPECIALIZED—4.2%
American Tower Corp.	15,692	3,092,266
Crown Castle International Corp.	69,207	8,858,496
		11,950,762
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $19,048,811)		21,242,831
Total Investments (Cost $243,607,239)	99.4%	$281,291,930
Affiliated Securities (Cost $7,526,770)		8,154,736
Unaffiliated Securities (Cost $236,080,469)		273,137,194
Other Assets in Excess of Liabilities	0.6%	1,582,666
NET ASSETS	100.0%	$282,874,596

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Alger fund complex in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	3/31/2019
Intarcia Therapeutics, Inc., Series DD	03/27/24	$441,864	0.14%	$126,734	0.04%
Palantir Technologies, Inc., Cl. A	10/07/24	163,143	0.05%	144,164	0.05%
Palantir Technologies, Inc., Cl. B	10/07/14	675,201	0.22%	587,937	0.21%
Palantir Technologies, Inc., Cl. D	10/14/14	87,963	0.03%	76,602	0.03%
Total				$935,437	0.33%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS  | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2019 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—91.0%
AEROSPACE & DEFENSE—2.6%
HEICO Corp.	25,088	$2,380,099
L3 Technologies, Inc.	6,602	1,362,455
		3,742,554
APPAREL ACCESSORIES & LUXURY GOODS—2.5%
Levi Strauss & Co., Cl. A*	5,881	138,498
Lululemon Athletica, Inc.*	12,773	2,093,111
Tapestry, Inc.	43,748	1,421,373
		3,652,982
APPAREL RETAIL—2.8%
Burlington Stores, Inc.*	11,366	1,780,825
Ross Stores, Inc.	23,703	2,206,749
		3,987,574
APPLICATION SOFTWARE—10.2%
ANSYS, Inc.*	12,089	2,208,781
Avalara, Inc.*	29,793	1,662,151
Cadence Design Systems, Inc.*	19,864	1,261,563
Cloudera, Inc.*	34,484	377,255
Ellie Mae, Inc.*	11,818	1,166,318
MicroStrategy, Inc., Cl. A*	9,940	1,433,845
Palantir Technologies, Inc., Cl. A*,@,(a)	12,572	72,289
PTC, Inc.*	24,244	2,234,812
RealPage, Inc.*	23,751	1,441,448
Splunk, Inc.*	5,533	689,412
SS&C Technologies Holdings, Inc.	25,640	1,633,012
Workday, Inc., Cl. A*	2,472	476,725
		14,657,611
AUTO PARTS & EQUIPMENT—1.2%
Aptiv PLC.	20,795	1,652,995

AUTOMOTIVE RETAIL—1.0%
Advance Auto Parts, Inc.	1,867	318,379
O’Reilly Automotive, Inc.*	2,793	1,084,522
		1,402,901
BIOTECHNOLOGY—3.8%
Alexion Pharmaceuticals, Inc.*	4,615	623,856
Alnylam Pharmaceuticals, Inc.*	4,198	392,303
Bluebird Bio, Inc.*	4,192	659,527
Clovis Oncology, Inc.*	14,054	348,820
Incyte Corp.*	12,991	1,117,356
Madrigal Pharmaceuticals, Inc.*	2,085	261,167
Neurocrine Biosciences, Inc.*	7,490	659,869
Sarepta Therapeutics, Inc.*	11,791	1,405,369
		5,468,267
BUILDING PRODUCTS—1.1%
AO Smith Corp.	29,384	1,566,755

COMMUNICATIONS EQUIPMENT—0.7%
Palo Alto Networks, Inc.*	4,255	1,033,454

	SHARES	VALUE
COMMON STOCKS—91.0% (CONT.)
DATA PROCESSING & OUTSOURCED SERVICES—4.6%
Fiserv, Inc.*	27,969	$2,469,103
Square, Inc., Cl. A*	33,027	2,474,383
Worldpay, Inc., Cl. A*	14,619	1,659,256
		6,602,742
DIVERSIFIED SUPPORT SERVICES—1.5%
Cintas Corp.	10,603	2,142,972

ELECTRICAL COMPONENTS & EQUIPMENT—1.3%
AMETEK, Inc.	21,879	1,815,301

ELECTRONIC EQUIPMENT & INSTRUMENTS—2.3%
FLIR Systems, Inc.	33,739	1,605,302
Trimble, Inc.*	40,666	1,642,906
		3,248,208
FERTILIZERS & AGRICULTURAL CHEMICALS—0.2%
FMC Corp.	4,537	348,532

FINANCIAL EXCHANGES & DATA—1.6%
MarketAxess Holdings, Inc.	9,136	2,248,187

GENERAL MERCHANDISE STORES—1.3%
Dollar Tree, Inc.*	17,901	1,880,321

HEALTH CARE EQUIPMENT—7.2%
ABIOMED, Inc.*	6,075	1,734,959
Cantel Medical Corp.	15,521	1,038,200
DexCom, Inc.*	16,803	2,001,237
Edwards Lifesciences Corp.*	10,388	1,987,536
IDEXX Laboratories, Inc.*	3,367	752,861
Masimo Corp.*	7,565	1,046,088
Tandem Diabetes Care, Inc.*	27,678	1,757,553
		10,318,434
HEALTH CARE FACILITIES—0.6%
HCA Healthcare, Inc.	6,866	895,189

HEALTH CARE SERVICES—0.7%
Guardant Health, Inc.*	13,464	1,032,689

HEALTH CARE SUPPLIES—1.1%
DENTSPLY SIRONA, Inc.	21,484	1,065,392
STAAR Surgical Co.*	15,071	515,277
		1,580,669
HEALTH CARE TECHNOLOGY—2.1%
Teladoc Health, Inc.*	13,662	759,607
Veeva Systems, Inc., Cl. A*	17,814	2,259,884
		3,019,491
HOUSEHOLD PRODUCTS—1.0%
Church & Dwight Co., Inc.	19,582	1,394,826

HYPERMARKETS & SUPER CENTERS—1.3%
BJ’s Wholesale Club Holdings, Inc.*	69,048	1,891,915

INDUSTRIAL CONGLOMERATES—1.6%
Roper Technologies, Inc.	6,514	2,227,593

	SHARES	VALUE
COMMON STOCKS—91.0% (CONT.)
INDUSTRIAL MACHINERY—2.8%
Fortive Corp.	17,340	$1,454,653
The Middleby Corp.*	11,905	1,548,007
Xylem, Inc.	13,471	1,064,748
		4,067,408
INSURANCE BROKERS—0.6%
eHealth, Inc.*	13,376	833,860

INTERACTIVE HOME ENTERTAINMENT—2.0%
Glu Mobile, Inc.*	34,018	372,157
Take-Two Interactive Software, Inc.*	26,624	2,512,507
		2,884,664
INTERACTIVE MEDIA & SERVICES—0.2%
TripAdvisor, Inc.*	5,677	292,082

INTERNET & DIRECT MARKETING RETAIL—3.3%
Etsy, Inc.*	21,486	1,444,289
Farfetch Ltd., Cl. A*	41,532	1,117,626
MercadoLibre, Inc.*	2,179	1,106,344
Waitr Holdings, Inc.*	75,986	933,868
		4,602,127
INTERNET SERVICES & INFRASTRUCTURE—1.6%
Shopify, Inc., Cl. A*	2,677	553,122
VeriSign, Inc.*	9,658	1,753,506
		2,306,628
INVESTMENT BANKING & BROKERAGE—0.8%
Virtu Financial, Inc., Cl. A	48,416	1,149,880

LEISURE FACILITIES—1.0%
Planet Fitness, Inc., Cl. A*	21,429	1,472,601

LIFE SCIENCES TOOLS & SERVICES—3.1%
Bio-Techne Corp.	6,216	1,234,187
Illumina, Inc.*	5,903	1,834,003
Medpace Holdings, Inc.*	3,713	218,956
NanoString Technologies, Inc.*	49,862	1,193,198
		4,480,344
MANAGED HEALTH CARE—0.4%
WellCare Health Plans, Inc.*	2,386	643,623

MOVIES & ENTERTAINMENT—2.5%
Live Nation Entertainment, Inc.*	45,875	2,914,897
The Madison Square Garden Co., Cl. A*	2,264	663,646
		3,578,543
PHARMACEUTICALS—3.0%
Canopy Growth Corp.*	36,465	1,581,487
GW Pharmaceuticals PLC.#,*	13,036	2,197,479
Zogenix, Inc.*	9,196	505,872
		4,284,838
PROPERTY & CASUALTY INSURANCE—1.7%
The Progressive Corp.	33,854	2,440,535

	SHARES	VALUE
COMMON STOCKS—91.0% (CONT.)
REGIONAL BANKS—1.0%
SVB Financial Group*	2,768	$615,492
Webster Financial Corp.	16,949	858,806
		1,474,298
RESEARCH & CONSULTING SERVICES—3.0%
CoStar Group, Inc.*	3,373	1,573,235
IHS Markit Ltd.*	26,761	1,455,263
Verisk Analytics, Inc., Cl. A	9,179	1,220,807
		4,249,305
RESTAURANTS—0.8%
Wingstop, Inc.	15,865	1,206,216

SEMICONDUCTOR EQUIPMENT—0.5%
Lam Research Corp.	3,823	684,355

SEMICONDUCTORS—3.0%
Advanced Micro Devices, Inc.*	106,996	2,730,538
Xilinx, Inc.	11,927	1,512,224
		4,242,762
SPECIALTY CHEMICALS—1.0%
WR Grace & Co.	18,319	1,429,615

SPECIALTY STORES—0.4%
Tiffany & Co.	5,083	536,511

SYSTEMS SOFTWARE—2.8%
Proofpoint, Inc.*	11,687	1,419,152
SailPoint Technologies Holding, Inc.*	21,819	626,642
ServiceNow, Inc.*	8,186	2,017,767
		4,063,561
TRADING COMPANIES & DISTRIBUTORS—0.7%
Fastenal Co.	15,936	1,024,844

TRUCKING—0.5%
Lyft, Inc., Cl. A*	75	5,872
Old Dominion Freight Line, Inc.	5,231	755,304
		761,176
TOTAL COMMON STOCKS (Cost $108,560,421)		130,521,938

PREFERRED STOCKS—0.5%
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@,(a)	51,276	294,837
Palantir Technologies, Inc., Cl. D*,@,(a)	6,681	38,416
		333,253
BIOTECHNOLOGY—0.2%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	170,419	342,542

PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc., Series DD*,@,(a)	7,214	67,018

TOTAL PREFERRED STOCKS (Cost $1,383,257)		742,813

	SHARES	VALUE
RIGHTS—0.9%
BIOTECHNOLOGY—0.9%
Tolero CDR*,@,(a),(c)	425,098	$1,207,278
(Cost $227,341)		1,207,278

REAL ESTATE INVESTMENT TRUST—6.0%
HEALTH CARE—1.1%
Welltower, Inc.	19,728	1,530,893

INDUSTRIAL—1.2%
Americold Realty Trust	11,125	339,424
Rexford Industrial Realty, Inc.	38,527	1,379,652
		1,719,076
RESIDENTIAL—0.2%
Equity LifeStyle Properties, Inc.	2,992	341,986

SPECIALIZED—3.5%
Crown Castle International Corp.	22,939	2,936,192
SBA Communications Corp., Cl. A*	10,669	2,130,172
		5,066,364
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $7,400,591)		8,658,319

SPECIAL PURPOSE VEHICLE—0.0%
CONSUMER FINANCE—0.0%
JS Kred SPV I, LLC*,@,(a)	244,501	—
(Cost $244,501)		—
Total Investments (Cost $117,816,111)	98.4%	$141,130,348
Affiliated Securities (Cost $766,885)		342,542
Unaffiliated Securities (Cost $117,049,226)		140,787,806
Other Assets in Excess of Liabilities	1.6%	2,362,999
NET ASSETS	100.0%	$143,493,347

#	American Depositary Receipts.
*	Non-income producing security.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Alger fund complex in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Contingent Deferred Rights.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	3/31/2019
Intarcia Therapeutics, Inc., Series DD	03/27/14	$233,661	0.15%	$67,018	0.05%
JS Kred SPV I, LLC	06/26/15	244,501	0.15%	0	0.00%
Palantir Technologies, Inc., Cl. A	10/07/14	81,806	0.05%	72,289	0.05%
Palantir Technologies, Inc., Cl. B	10/07/14	338,598	0.22%	294,837	0.20%
Palantir Technologies, Inc., Cl. D	10/14/14	44,113	0.03%	38,416	0.03%
Prosetta Biosciences, Inc., Series D	02/06/15	766,885	0.50%	342,542	0.24%
Toler o CDR	02/06/17	227,341	0.18%	1,207,278	0.84%
Total				$2,022,380	1.41%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMID CAP FOCUS PORTFOLIO

Schedule of Investments March 31, 2019 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.2%
AEROSPACE & DEFENSE—6.5%
HEICO Corp.	699	$66,314
Kratos Defense & Security Solutions, Inc.*	1,428	22,320
		88,634
AIR FREIGHT & LOGISTICS—1.4%
XPO Logistics, Inc.*	353	18,970

APPAREL ACCESSORIES & LUXURY GOODS—2.8%
Canada Goose Holdings, Inc.*	792	38,032

APPLICATION SOFTWARE—23.6%
2U, Inc.*	365	25,860
Altair Engineering, Inc., Cl. A*	416	15,313
Avalara, Inc.*	393	21,925
Ebix, Inc.	496	24,488
Everbridge, Inc.*	705	52,882
Globant SA*	372	26,561
HubSpot, Inc.*	96	15,956
Paylocity Holding Corp.*	720	64,217
SPS Commerce, Inc.*	220	23,333
The Trade Desk, Inc., Cl. A*	272	53,842
		324,377
ASSET MANAGEMENT & CUSTODY BANKS—0.1%
Hamilton Lane, Inc., Cl. A	19	828

BIOTECHNOLOGY—9.2%
ACADIA Pharmaceuticals, Inc.*	884	23,735
Acorda Therapeutics, Inc.*	630	8,373
Portola Pharmaceuticals, Inc.*	1,362	47,261
Puma Biotechnology, Inc.*	966	37,471
Ultragenyx Pharmaceutical, Inc.*	155	10,751
		127,591
EDUCATION SERVICES—5.8%
Chegg, Inc.*	2,091	79,709

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.6%
nLight, Inc.*	258	5,748
Novanta, Inc.*	201	17,031
		22,779
ENVIRONMENTAL & FACILITIES SERVICES—2.8%
Casella Waste Systems, Inc., Cl. A*	1,082	38,476

GENERAL MERCHANDISE STORES—2.3%
Ollie’s Bargain Outlet Holdings, Inc.*	368	31,401

HEALTH CARE DISTRIBUTORS—1.8%
PetIQ, Inc., Cl. A*	774	24,311

HEALTH CARE EQUIPMENT—8.0%
Glaukos Corp.*	154	12,069
Insulet Corp.*	512	48,686
Nevro Corp.*	784	49,008
		109,763

	SHARES	VALUE
COMMON STOCKS—95.2% (CONT.)
HEALTH CARE FACILITIES—1.6%
US Physical Therapy, Inc.	206	$21,636

HOTELS RESORTS & CRUISE LINES—0.4%
Lindblad Expeditions Holdings, Inc.*	353	5,383

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.0%
WageWorks, Inc.*	13	491

INDUSTRIAL MACHINERY—2.1%
The Middleby Corp.*	217	28,217

INTERACTIVE MEDIA & SERVICES—0.6%
Care.com, Inc.*	394	7,785
Eventbrite, Inc., Cl. A*	17	326
		8,111
INTERNET & DIRECT MARKETING RETAIL—1.6%
Stamps.com, Inc.*	87	7,083
Wayfair, Inc., Cl. A*	99	14,697
		21,780
IT CONSULTING & OTHER SERVICES—3.2%
EPAM Systems, Inc.*	258	43,636

LEISURE FACILITIES—4.0%
Planet Fitness, Inc., Cl. A*	808	55,526

OIL & GAS EQUIPMENT & SERVICES—0.9%
Solaris Oilfield Infrastructure, Inc., Cl. A	765	12,577

PHARMACEUTICALS—2.6%
Aerie Pharmaceuticals, Inc.*	152	7,220
Dermira, Inc.*	2,147	29,092
		36,312
REAL ESTATE SERVICES—6.0%
FirstService Corp.	921	82,282

REGIONAL BANKS—2.9%
Independent Bank Group, Inc.	386	19,798
Signature Bank	156	19,979
		39,777
SEMICONDUCTORS—0.1%
Impinj, Inc.*	89	1,491

SYSTEMS SOFTWARE—0.4%
Rapid7, Inc.*	56	2,834
Zuora, Inc., Cl. A*	126	2,524
		5,358
THRIFTS & MORTGAGE FINANCE—0.9%
Axos Financial, Inc.*	435	12,598

TRADING COMPANIES & DISTRIBUTORS—2.0%
SiteOne Landscape Supply, Inc.*	482	27,546

TOTAL COMMON STOCKS (Cost $1,051,838)		1,307,592

	SHARES	VALUE
PREFERRED STOCKS—1.6%
BIOTECHNOLOGY—1.6%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	10,615	$21,336
(Cost $47,768)		21,336
Total Investments (Cost $1,099,606)	96.8%	$1,328,928
Affiliated Securities (Cost $47,768)		21,336
Unaffiliated Securities (Cost $1,051,838)		1,307,592
Other Assets in Excess of Liabilities	3.2%	44,402
NET ASSETS	100.0%	$1,373,330

(a)	Deemed an affiliate of the Alger fund complex in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	3/31/2019
Prosetta Biosciences, Inc., Series D	02/06/15	$47,768	0.10%	$21,336	1.55%
Total				$21,336	1.55%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2019 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.5%
AEROSPACE & DEFENSE—1.8%
Hexcel Corp.	15,504	$1,072,257
Mercury Systems, Inc.*	44,289	2,838,039
		3,910,296
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
Canada Goose Holdings, Inc.*	39,179	1,881,376

APPAREL RETAIL—1.5%
Burlington Stores, Inc.*	21,408	3,354,205

APPLICATION SOFTWARE—22.8%
ACI Worldwide, Inc.*	136,456	4,485,309
Avalara, Inc.*	103,052	5,749,271
Blackbaud, Inc.	52,243	4,165,334
Blackline, Inc.*	23,489	1,088,010
Coupa Software, Inc.*	23,506	2,138,576
Ellie Mae, Inc.*	17,041	1,681,776
Everbridge, Inc.*	36,479	2,736,290
Guidewire Software, Inc.*	36,600	3,556,056
HubSpot, Inc.*	26,960	4,481,022
Manhattan Associates, Inc.*	42,789	2,358,102
MicroStrategy, Inc., Cl. A*	14,777	2,131,582
Paycom Software, Inc.*	19,094	3,611,248
Q2 Holdings, Inc.*	48,923	3,388,407
Smartsheet, Inc., Cl. A*	38,121	1,554,956
SPS Commerce, Inc.*	20,043	2,125,761
Tyler Technologies, Inc.*	23,144	4,730,634
		49,982,334
ASSET MANAGEMENT & CUSTODY BANKS—1.2%
WisdomTree Investments, Inc.	365,164	2,578,058

BIOTECHNOLOGY—6.7%
Bluebird Bio, Inc.*	9,300	1,463,169
CareDx, Inc.*	171,461	5,404,451
Exact Sciences Corp.*	23,533	2,038,428
Halozyme Therapeutics, Inc.*	52,330	842,513
Repligen Corp.*	21,882	1,292,789
Sarepta Therapeutics, Inc.*	29,857	3,558,656
		14,600,006
ELECTRONIC COMPONENTS—0.6%
Dolby Laboratories, Inc., Cl. A	20,674	1,301,842

ELECTRONIC EQUIPMENT & INSTRUMENTS—3.2%
Cognex Corp.	73,555	3,741,007
FLIR Systems, Inc.	70,012	3,331,171
		7,072,178
GENERAL MERCHANDISE STORES—0.7%
Ollie’s Bargain Outlet Holdings, Inc.*	18,090	1,543,620

HEALTH CARE EQUIPMENT—12.9%
ABIOMED, Inc.*	22,235	6,350,094
Axogen, Inc.*	39,802	838,230

	SHARES	VALUE
COMMON STOCKS—97.5% (CONT.)
HEALTH CARE EQUIPMENT—12.9% (CONT.)
Cantel Medical Corp.	64,273	$4,299,221
CryoPort, Inc.*	72,155	932,243
DexCom, Inc.*	23,506	2,799,565
Inogen, Inc.*	31,918	3,044,020
Insulet Corp.*	61,323	5,831,204
Tandem Diabetes Care, Inc.*	64,834	4,116,959
		28,211,536
HEALTH CARE SUPPLIES—6.5%
Neogen Corp.*	91,799	5,268,345
OraSure Technologies, Inc.*	110,684	1,234,127
Quidel Corp.*	117,798	7,712,235
		14,214,707
HEALTH CARE TECHNOLOGY—9.2%
Medidata Solutions, Inc.*	87,740	6,426,078
Veeva Systems, Inc., Cl. A*	78,182	9,918,168
Vocera Communications, Inc.*	123,654	3,911,176
		20,255,422
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.8%
WageWorks, Inc.*	49,247	1,859,567

HYPERMARKETS & SUPER CENTERS—1.1%
BJ’s Wholesale Club Holdings, Inc.*	86,166	2,360,948

INDUSTRIAL MACHINERY—0.8%
DMC Global, Inc.	37,299	1,851,522

INTERACTIVE HOME ENTERTAINMENT—2.0%
Take-Two Interactive Software, Inc.*	47,048	4,439,920

INTERNET & DIRECT MARKETING RETAIL—4.2%
Etsy, Inc.*	93,232	6,267,055
GrubHub, Inc.*	24,541	1,704,863
Waitr Holdings, Inc.*	91,212	1,120,995
		9,092,913
INTERNET SERVICES & INFRASTRUCTURE—1.5%
Shopify, Inc., Cl. A*	16,139	3,334,640

IT CONSULTING & OTHER SERVICES—0.8%
InterXion Holding NV*	24,616	1,642,626

LEISURE FACILITIES—1.7%
Planet Fitness, Inc., Cl. A*	52,965	3,639,755

LIFE SCIENCES TOOLS & SERVICES—5.2%
Bio-Techne Corp.	38,588	7,661,647
NanoString Technologies, Inc.*	45,902	1,098,435
PRA Health Sciences, Inc.*	23,513	2,593,249
		11,353,331
MANAGED HEALTH CARE—1.1%
HealthEquity, Inc.*	32,282	2,388,222

MOVIES & ENTERTAINMENT—1.0%
Live Nation Entertainment, Inc.*	34,432	2,187,809

	SHARES	VALUE
COMMON STOCKS—97.5% (CONT.)
OIL & GAS EXPLORATION & PRODUCTION—0.7%
Magnolia Oil & Gas Corp.*	131,582	$1,578,984

PERSONAL PRODUCTS—0.3%
elf Beauty, Inc.*	64,059	679,025

PHARMACEUTICALS—0.7%
Aerie Pharmaceuticals, Inc.*	31,647	1,503,232

RESTAURANTS—2.1%
Shake Shack, Inc., Cl. A*	47,950	2,836,242
Wingstop, Inc.	22,498	1,710,523
		4,546,765
SEMICONDUCTORS—0.6%
Universal Display Corp.	9,098	1,390,629

SPECIALTY CHEMICALS—1.8%
Balchem Corp.	42,930	3,983,904

SPECIALTY STORES—0.9%
Five Below, Inc.*	15,887	1,973,960

SYSTEMS SOFTWARE—2.2%
Proofpoint, Inc.*	40,164	4,877,114

TRUCKING—0.0%
Lyft, Inc., Cl. A*	114	8,925
TOTAL COMMON STOCKS (Cost $121,817,721)		213,599,371

PREFERRED STOCKS—0.2%
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	75,383	151,520

PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc., Series D*,@,(b)	22,595	209,907
TOTAL PREFERRED STOCKS (Cost $1,071,076)		361,427

RIGHTS—0.4%
BIOTECHNOLOGY—0.4%
Tolero CDR*,@,(b),(c)	287,830	817,437
(Cost $155,594)		817,437

SPECIAL PURPOSE VEHICLE—0.0%
CONSUMER FINANCE—0.0%
JS Kred SPV I, LLC*,@,(b)	427,047	—
(Cost $427,047)		—
Total Investments (Cost $123,471,438)	98.1%	$214,778,235
Affiliated Securities (Cost $339,224)		151,520
Unaffiliated Securities (Cost $123,132,214)		214,626,715
Other Assets in Excess of Liabilities	1.9%	4,216,124
NET ASSETS	100.0%	$218,994,359

(a)	Deemed an affiliate of the Alger fund complex in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(c)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	3/31/2019
Intarcia Therapeutics, Inc.,
Series DD	03/27/14	$731,852	0.15%	$209,907	0.10%
JS Kred SPV I, LLC	06/26/15	427,047	0.15%	0	0.00%
Prosetta Biosciences, Inc., Series D	02/06/15	339,224	0.10%	151,520	0.07%
Toler o CDR	02/06/17	155,594	0.08%	817,437	0.37%
Total				$1,178,864	0.54%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO

Schedule of Investments March 31, 2019 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—89.9%
AEROSPACE & DEFENSE—3.8%
General Dynamics Corp.	1,694	$286,760
The Boeing Co.	2,029	773,901
United Technologies Corp.	1,823	234,966
		1,295,627
AIR FREIGHT & LOGISTICS—0.4%
United Parcel Service, Inc., Cl. B	1,356	151,519

APPAREL ACCESSORIES & LUXURY GOODS—0.7%
Levi Strauss & Co., Cl. A*	1,398	32,923
Tapestry, Inc.	6,104	198,319
		231,242
APPAREL RETAIL—0.5%
The Gap, Inc.	6,912	180,956

ASSET MANAGEMENT & CUSTODY BANKS—1.6%
BlackRock, Inc., Cl. A	1,256	536,777

BIOTECHNOLOGY—1.9%
AbbVie, Inc.	2,870	231,293
Amgen, Inc.	1,240	235,575
Gilead Sciences, Inc.	2,908	189,049
		655,917
BUILDING PRODUCTS—0.6%
Johnson Controls International PLC.	5,292	195,486

CABLE & SATELLITE—1.6%
Comcast Corp., Cl. A	13,313	532,254

COMMUNICATIONS EQUIPMENT—1.6%
Cisco Systems, Inc.	10,121	546,433

CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	2,004	173,045

DEPARTMENT STORES—0.4%
Kohl’s Corp.	2,232	153,495

DIVERSIFIED BANKS—6.2%
Bank of America Corp.	18,312	505,228
JPMorgan Chase & Co.	12,785	1,294,226
Wells Fargo & Co.	6,417	310,069
		2,109,523
DIVERSIFIED CHEMICALS—0.8%
DowDuPont, Inc.	5,052	269,322

ELECTRIC UTILITIES—0.6%
NextEra Energy, Inc.	1,045	202,019

ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
Eaton Corp., PLC.	2,888	232,657

FINANCIAL EXCHANGES & DATA—2.0%
CME Group, Inc., Cl.A	4,192	689,919

HEALTH CARE EQUIPMENT—0.6%
Medtronic PLC.	2,412	219,685

	SHARES	VALUE
COMMON STOCKS—89.9% (CONT.)
HEALTH CARE SERVICES—1.0%
CVS Health Corp.	6,074	$327,571

HOME IMPROVEMENT RETAIL—2.6%
The Home Depot, Inc.	4,699	901,691

HOTELS RESORTS & CRUISE LINES—1.2%
Extended Stay America, Inc.	11,086	198,994
Royal Caribbean Cruises Ltd	1,971	225,916
		424,910
HOUSEHOLD PRODUCTS—1.8%
The Procter & Gamble Co.	6,055	630,023

HYPERMARKETS & SUPER CENTERS—1.0%
Walmart, Inc.	3,590	350,133

INDUSTRIAL CONGLOMERATES—2.7%
Honeywell International, Inc.	5,900	937,628

INDUSTRIAL GASES—1.0%
Air Products & Chemicals, Inc.	1,783	340,482

INTEGRATED OIL & GAS—3.3%
Chevron Corp.	2,441	300,682
Exxon Mobil Corp.	6,079	491,183
TOTAL SA#	5,778	321,546
		1,113,411
INTEGRATED TELECOMMUNICATION SERVICES—3.5%
AT&T, Inc.	16,135	505,994
Verizon Communications, Inc.	11,888	702,937
		1,208,931
INTERACTIVE MEDIA & SERVICES—5.9%
Alphabet, Inc., Cl. A*	620	729,672
Alphabet, Inc., Cl. C*	617	723,932
Facebook, Inc., Cl. A*	3,368	561,412
		2,015,016
INTERNET & DIRECT MARKETING RETAIL—1.6%
Amazon.com, Inc.*	307	546,690

INVESTMENT BANKING & BROKERAGE—2.0%
Morgan Stanley	16,130	680,686

LEISURE FACILITIES—1.2%
Six Flags Entertainment Corp.	3,082	152,097
Vail Resorts, Inc.	1,125	244,463
		396,560
MANAGED HEALTH CARE—2.1%
UnitedHealth Group, Inc.	2,905	718,290

MULTI-LINE INSURANCE—0.7%
The Hartford Financial Services Group, Inc.	5,052	251,185

MULTI-UTILITIES—0.7%
Sempra Energy	1,987	250,084

	SHARES	VALUE
COMMON STOCKS—89.9% (CONT.)
OIL & GAS EXPLORATION & PRODUCTION—1.0%
ConocoPhillips	5,213	$347,916

OIL & GAS REFINING & MARKETING—0.4%
Valero Energy Corp.	1,501	127,330

OIL & GAS STORAGE & TRANSPORTATION—0.6%
ONEOK, Inc.	3,170	221,393

PHARMACEUTICALS—8.8%
AstraZeneca PLC.#	6,099	246,583
Bristol-Myers Squibb Co.	3,290	156,966
Eli Lilly & Co.	4,847	628,947
GlaxoSmithKline PLC.#	7,396	309,079
Johnson & Johnson	5,131	717,263
Merck & Co., Inc.	3,141	261,237
Pfizer, Inc.	15,938	676,887
		2,996,962
RAILROADS—0.7%
Union Pacific Corp.	1,509	252,305

RESTAURANTS—1.3%
Darden Restaurants, Inc.	1,558	189,250
McDonald’s Corp.	1,392	264,341
		453,591
SEMICONDUCTOR EQUIPMENT—1.1%
KLA-Tencor Corp.	3,241	387,008

SEMICONDUCTORS—3.6%
Broadcom, Inc.	2,224	668,779
Intel Corp.	6,082	326,603
QUALCOMM, Inc.	3,811	217,341
		1,212,723
SOFT DRINKS—2.6%
PepsiCo, Inc.	4,696	575,495
The Coca-Cola Co.	6,230	291,938
		867,433
SYSTEMS SOFTWARE—7.1%
Microsoft Corp.	20,484	2,415,883

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.9%
Apple, Inc.	7,018	1,333,069

TOBACCO—2.0%
Altria Group, Inc.	11,768	675,836
TOTAL COMMON STOCKS (Cost $17,551,776)		30,760,616

MASTER LIMITED PARTNERSHIP—2.0%
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
The Blackstone Group LP.	13,392	468,318

	SHARES	VALUE
MASTER LIMITED PARTNERSHIP—2.0% (CONT.)
OIL & GAS STORAGE & TRANSPORTATION—0.6%
Cheniere Energy Partners LP.	5,274	$221,139
TOTAL MASTER LIMITED PARTNERSHIP (Cost $482,082)		689,457

REAL ESTATE INVESTMENT TRUST—4.8%
HEALTH CARE—0.8%
Welltower, Inc.	3,456	268,185

INDUSTRIAL—0.5%
Americold Realty Trust	5,966	182,023

MORTGAGE—0.8%
Blackstone Mortgage Trust, Inc., Cl. A	7,770	268,531

SPECIALIZED—2.7%
Crown Castle International Corp.	3,500	448,000
CyrusOne, Inc.	3,755	196,912
Lamar Advertising Co., Cl. A	3,237	256,565
		901,477
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,266,990)		1,620,216
Total Investments (Cost $19,300,848)	96.7%	$33,070,289
Unaffiliated Securities (Cost $19,300,848)		33,070,289
Other Assets in Excess of Liabilities	3.3%	1,137,980
NET ASSETS	100.0%	$34,208,269

* Non-income producing security.
# American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2019 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—57.1%
AEROSPACE & DEFENSE—2.4%
General Dynamics Corp.	1,394	$235,976
The Boeing Co.	1,662	633,920
United Technologies Corp.	1,561	201,197
		1,071,093
AIR FREIGHT & LOGISTICS—0.3%
United Parcel Service, Inc., Cl. B	1,221	136,435

APPAREL ACCESSORIES & LUXURY GOODS—0.4%
Levi Strauss & Co., Cl. A*	1,147	27,012
Tapestry, Inc.	5,220	169,598
		196,610
APPAREL RETAIL—0.3%
The Gap, Inc.	5,623	147,210

ASSET MANAGEMENT & CUSTODY BANKS—1.0%
BlackRock, Inc., Cl. A	1,072	458,141

BIOTECHNOLOGY—1.3%
AbbVie, Inc.	2,364	190,515
Amgen, Inc.	1,070	203,279
Gilead Sciences, Inc.	2,516	163,565
		557,359
BUILDING PRODUCTS—0.4%
Johnson Controls International PLC.	4,406	162,758

CABLE & SATELLITE—1.0%
Comcast Corp., Cl. A	11,412	456,252

COMMUNICATIONS EQUIPMENT—1.0%
Cisco Systems, Inc.	8,226	444,122

CONSUMER ELECTRONICS—0.3%
Garmin Ltd.	1,641	141,700

DEPARTMENT STORES—0.3%
Kohl’s Corp.	1,856	127,637

DIVERSIFIED BANKS—3.9%
Bank of America Corp.	15,332	423,010
JPMorgan Chase & Co.	10,532	1,066,154
Wells Fargo & Co.	5,357	258,850
		1,748,014
DIVERSIFIED CHEMICALS—0.5%
DowDuPont, Inc.	4,272	227,740

ELECTRIC UTILITIES—0.4%
NextEra Energy, Inc.	875	169,155

ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
Eaton Corp., PLC.	2,452	197,533

FINANCIAL EXCHANGES & DATA—1.3%
CME Group, Inc., Cl. A	3,567	587,057

HEALTH CARE EQUIPMENT—0.4%
Medtronic PLC.	1,995	181,705

	SHARES	VALUE
COMMON STOCKS—57.1% (CONT.)
HEALTH CARE SERVICES—0.6%
CVS Health Corp.	4,976	$268,356

HOME IMPROVEMENT RETAIL—1.7%
The Home Depot, Inc.	3,864	741,463

HOTELS RESORTS & CRUISE LINES—0.8%
Extended Stay America, Inc.	9,124	163,776
Royal Caribbean Cruises Ltd.	1,641	188,091
		351,867
HOUSEHOLD PRODUCTS—1.1%
The Procter & Gamble Co.	4,838	503,394

HYPERMARKETS & SUPER CENTERS—0.7%
Walmart, Inc.	3,080	300,392

INDUSTRIAL CONGLOMERATES—1.7%
Honeywell International, Inc.	4,747	754,393

INDUSTRIAL GASES—0.6%
Air Products & Chemicals, Inc.	1,525	291,214

INTEGRATED OIL & GAS—2.1%
Chevron Corp.	2,090	257,446
Exxon Mobil Corp.	5,204	420,483
TOTAL SA#	4,838	269,235
		947,164
INTEGRATED TELECOMMUNICATION SERVICES—2.2%
AT&T, Inc.	12,887	404,136
Verizon Communications, Inc.	9,896	585,150
		989,286
INTERACTIVE MEDIA & SERVICES—3.8%
Alphabet, Inc., Cl. A*	531	624,929
Alphabet, Inc., Cl. C*	527	618,334
Facebook, Inc., Cl. A*	2,895	482,568
		1,725,831
INTERNET & DIRECT MARKETING RETAIL—0.9%
Amazon.com, Inc.*	228	406,011

INVESTMENT BANKING & BROKERAGE—1.3%
Morgan Stanley	13,629	575,144

LEISURE FACILITIES—0.7%
Six Flags Entertainment Corp.	2,669	131,715
Vail Resorts, Inc.	914	198,612
		330,327
MANAGED HEALTH CARE—1.4%
UnitedHealth Group, Inc.	2,500	618,150

MULTI-LINE INSURANCE—0.5%
The Hartford Financial Services Group, Inc.	4,439	220,707

MULTI-UTILITIES—0.5%
Sempra Energy	1,710	215,221

	SHARES	VALUE
COMMON STOCKS—57.1% (CONT.)
OIL & GAS EXPLORATION & PRODUCTION—0.7%
ConocoPhillips	4,449	$296,926

OIL & GAS REFINING & MARKETING—0.2%
Valero Energy Corp.	1,282	108,752

OIL & GAS STORAGE & TRANSPORTATION—0.4%
ONEOK, Inc.	2,579	180,117

PHARMACEUTICALS—5.5%
AstraZeneca PLC.#	5,078	205,304
Bristol-Myers Squibb Co.	2,675	127,624
Eli Lilly & Co.	3,941	511,384
GlaxoSmithKline PLC.#	5,896	246,394
Johnson & Johnson	4,224	590,473
Merck & Co., Inc.	2,554	212,416
Pfizer, Inc.	12,960	550,411
		2,444,006
RAILROADS—0.4%
Union Pacific Corp.	1,159	193,785

RESTAURANTS—0.8%
Darden Restaurants, Inc.	1,279	155,360
McDonald’s Corp.	1,140	216,486
		371,846
SEMICONDUCTOR EQUIPMENT—0.8%
KLA-Tencor Corp.	2,816	336,259

SEMICONDUCTORS—2.2%
Broadcom, Inc.	1,835	551,803
Intel Corp.	5,057	271,561
QUALCOMM, Inc.	3,192	182,040
		1,005,404
SOFT DRINKS—1.6%
PepsiCo, Inc.	3,818	467,896
The Coca-Cola Co.	5,379	252,060
		719,956
SYSTEMS SOFTWARE—4.5%
Microsoft Corp.	17,163	2,024,204

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.5%
Apple, Inc.	5,803	1,102,280

TOBACCO—1.3%
Altria Group, Inc.	10,043	576,769
TOTAL COMMON STOCKS (Cost $15,722,943)		25,609,745

MASTER LIMITED PARTNERSHIP—1.3%
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
The Blackstone Group LP.	11,087	387,712

	SHARES	VALUE
MASTER LIMITED PARTNERSHIP—1.3% (CONT.)
OIL & GAS STORAGE & TRANSPORTATION—0.4%
Cheniere Energy Partners LP.	4,546	$190,614
TOTAL MASTER LIMITED PARTNERSHIP (Cost $420,199)		578,326

REAL ESTATE INVESTMENT TRUST—3.1%
HEALTH CARE—0.5%
Welltower, Inc.	2,947	228,687

INDUSTRIAL—0.3%
Americold Realty Trust	4,853	148,065

MORTGAGE—0.5%
Blackstone Mortgage Trust, Inc., Cl. A	6,717	232,139

SPECIALIZED—1.8%
Crown Castle International Corp.	2,997	383,616
CyrusOne, Inc.	3,124	163,823
Lamar Advertising Co., Cl. A	2,823	223,751
		771,190
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,111,030)		1,380,081

	PRINCIPAL AMOUNT
CORPORATE BONDS—35.8%
AGRICULTURAL & FARM MACHINERY—3.9%
John Deere Capital Corp., 2.75%, 3/15/22	1,750,000	1,754,233

DIVERSIFIED BANKS—4.5%
JPMorgan Chase & Co., 4.35%, 8/15/21	1,000,000	1,035,448
Wells Fargo & Co., 3.30%, 9/9/24	1,000,000	1,008,409
		2,043,857
INDUSTRIAL CONGLOMERATES—4.5%
General Electric Co., 6.00%, 8/7/19	2,000,000	2,019,219

INTEGRATED OIL & GAS—2.3%
Total Capital SA, 4.45%, 6/24/20	1,000,000	1,022,469

INTEGRATED TELECOMMUNICATION SERVICES—3.2%
Verizon Communications, Inc., 5.15%, 9/15/23	1,300,000	1,429,713

PACKAGED FOODS & MEATS—4.3%
Campbell Soup Co., 2.50%, 8/2/22	2,000,000	1,952,644

SEMICONDUCTORS—3.6%
Altera Corp., 4.10%, 11/15/23	1,500,000	1,595,275

SYSTEMS SOFTWARE—2.2%
Microsoft Corp., 1.85%, 2/12/20	1,000,000	995,366

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.3%
Apple, Inc., 1.80%, 5/11/20	1,200,000	1,190,889
HP, Inc., 4.38%, 9/15/21	2,000,000	2,068,738
		3,259,627
TOTAL CORPORATE BONDS (Cost $16,019,098)		16,072,403

Total Investments (Cost $33,273,270)	97.3%	$43,640,555
Unaffiliated Securities (Cost $33,273,270)		43,640,555
Other Assets in Excess of Liabilities	2.7%	1,198,817
NET ASSETS	100.0%	$44,839,372

#                 American Depositary Receipts.

*                 Non-income producing security.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board Accounting Standards Codification 946-Financial Services — Investment Companies. The Fund operates as a series company currently offering seven series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Focus Portfolio, Alger Small Cap Growth Portfolio, Alger Growth & Income Portfolio and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Focus Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth & Income Portfolio’s investment objectives are capital appreciation and current income; and it also invests primarily in equity securities. Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed-income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.

Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio and Alger Mid Cap Growth Portfolio offer Class I-2 shares and Class S shares; each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Alger SMid Cap Focus Portfolio, Alger Small Cap Growth Portfolio, Alger Growth & Income Portfolio, and Alger Balanced Portfolio offer only Class I-2 shares.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolios value their financial instruments (including escrow receivable) at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees (“Board”). Investments held by the Portfolios are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

Investments in money market funds and short-term securities held by the Portfolios having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board.

Securities in which the Portfolios invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolios’ are open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•             Level 1 — quoted prices in active markets for identical investments

•             Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 — significant unobservable inputs (including the Portfolio’s own assump-tions in determining the fair value of investments)

The Portfolios’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Fund’s Board and comprised of representatives of the Fund’s investment adviser and officers of the Fund. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee meets at least quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Portfolios’ pricing vendor, and variances between transactional prices and the previous day’s price.

The Portfolios will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period.

(b) Cash and Cash Equivalents: Cash and Cash Equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Portfolio’s Schedule of Investments. Based upon the nature, characteristics, and risks associated with their investments as of March 31, 2019, the Portfolios have determined that presenting them by security type and sector is appropriate.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation
Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$63,747,211	$61,651,501	$2,095,710	—
Consumer Discretionary	100,594,160	100,594,160	—	—
Energy	1,363,972	1,363,972	—	—
Financials	24,844,227	24,844,227	—	—
Health Care	94,394,548	94,394,548	—	—
Industrials	35,176,826	35,176,826	—	—
Information Technology	166,468,693	166,231,299	—	$237,394
Materials	16,775,493	16,775,493	—	—
TOTAL COMMON STOCKS	$503,365,130	$501,032,026	$2,095,710	$237,394
PREFERRED STOCKS
Health Care	194,059	—	—	194,059
Information Technology	1,094,277	—	—	1,094,277
TOTAL PREFERRED STOCKS	$1,288,336	—	—	$1,288,336
REAL ESTATE INVESTMENT TRUST
Real Estate	5,239,078	5,239,078	—	—
TOTAL INVESTMENTS IN SECURITIES	$509,892,544	$506,271,104	$2,095,710	$1,525,730

Alger Large Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$42,318,182	$42,318,182	—	—
Consumer Discretionary	39,915,746	39,915,746	—	—
Consumer Staples	1,520,700	1,520,700	—	—
Financials	10,199,295	10,199,295	—	—
Health Care	64,901,512	64,901,512	—	—
Industrials	17,610,535	17,610,535	—	—
Information Technology	70,412,498	70,268,334	—	$144,164
Mutual Funds	8,154,736	8,154,736	—	—
Utilities	4,224,622	4,224,622	—	—
TOTAL COMMON STOCKS	$259,257,826	$259,113,662	—	$144,164
PREFERRED STOCKS
Health Care	126,734	—	—	126,734
Information Technology	664,539	—	—	664,539
TOTAL PREFERRED STOCKS	$791,273	—	—	$791,273
REAL ESTATE INVESTMENT TRUST
Real Estate	21,242,831	21,242,831	—	—
TOTAL INVESTMENTS IN SECURITIES	$281,291,930	$280,356,493	—	$935,437

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Portfolio	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$6,755,289		$6,755,289	—	—
Consumer Discretionary	20,394,228		20,394,228	—	—
Consumer Staples	3,286,741		3,286,741	—	—
Financials	8,146,760		8,146,760	—	—
Health Care	31,723,544		31,723,544	—	—
Industrials	21,597,908		21,597,908	—	—
Information Technology	36,839,321		36,767,032	—	$72,289
Materials	1,778,147		1,778,147	—	—
TOTAL COMMON STOCKS	$130,521,938		$130,449,649	—	$72,289
PREFERRED STOCKS
Health Care	409,560		—	—	409,560
Information Technology	333,253		—	—	333,253
TOTAL PREFERRED STOCKS	$742,813		—	—	$742,813
REAL ESTATE INVESTMENT TRUST
Real Estate	8,658,319		8,658,319	—	—
RIGHTS
Health Care	1,207,278		—	—	1,207,278
SPECIAL PURPOSE VEHICLE
Financials	—	*	—	—	—	*
TOTAL INVESTMENTS IN SECURITIES	$141,130,348		$139,107,968	—	$2,022,380

Alger SMid Cap Focus Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$8,111	$8,111	—	—
Consumer Discretionary	231,831	231,831	—	—
Energy	12,577	12,577	—	—
Financials	53,203	53,203	—	—
Health Care	319,613	319,613	—	—
Industrials	202,334	202,334	—	—
Information Technology	397,641	397,641	—	—
Real Estate	82,282	82,282	—	—
TOTAL COMMON STOCKS	$1,307,592	$1,307,592	—	—
PREFERRED STOCKS
Health Care	21,336	—	—	$21,336
TOTAL INVESTMENTS IN SECURITIES	$1,328,928	$1,307,592	—	$21,336

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Portfolio	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$6,627,729		$6,627,729	—	—
Consumer Discretionary	26,032,594		26,032,594	—	—
Consumer Staples	3,039,973		3,039,973	—	—
Energy	1,578,984		1,578,984	—	—
Financials	2,578,058		2,578,058	—	—
Health Care	92,526,456		92,526,456	—	—
Industrials	7,630,310		7,630,310	—	—
Information Technology	69,601,363		69,601,363	—	—
Materials	3,983,904		3,983,904	—	—
TOTAL COMMON STOCKS	$213,599,371		$213,599,371	—	—
PREFERRED STOCKS
Health Care	361,427		—	—	$361,427
RIGHTS
Health Care	817,437		—	—	817,437
SPECIAL PURPOSE VEHICLE
Financials	—	*	—	—	—	*
TOTAL INVESTMENTS IN SECURITIES	$214,778,235		$213,599,371	—	$1,178,864

Alger Growth & Income Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,756,201	$3,756,201	—	—
Consumer Discretionary	3,462,180	3,462,180	—	—
Consumer Staples	2,523,425	2,523,425	—	—
Energy	1,810,050	1,810,050	—	—
Financials	4,268,090	4,268,090	—	—
Health Care	4,918,425	4,918,425	—	—
Industrials	3,065,222	3,065,222	—	—
Information Technology	5,895,116	5,895,116	—	—
Materials	609,804	609,804	—	—
Utilities	452,103	452,103	—	—
TOTAL COMMON STOCKS	$30,760,616	$30,760,616	—	—
MASTER LIMITED PARTNERSHIP
Energy	221,139	221,139	—	—
Financials	468,318	468,318	—	—
TOTAL MASTER LIMITED PARTNERSHIP	$689,457	$689,457	—	—
REAL ESTATE INVESTMENT TRUST
Financials	268,531	268,531	—	—
Real Estate	1,351,685	1,351,685	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$1,620,216	$1,620,216	—	—
TOTAL INVESTMENTS IN SECURITIES	$33,070,289	$33,070,289	—	—

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Balanced Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,171,369	$3,171,369	—	—
Consumer Discretionary	2,814,671	2,814,671	—	—
Consumer Staples	2,100,511	2,100,511	—	—
Energy	1,532,959	1,532,959	—	—
Financials	3,589,063	3,589,063	—	—
Health Care	4,069,576	4,069,576	—	—
Industrials	2,515,997	2,515,997	—	—
Information Technology	4,912,269	4,912,269	—	—
Materials	518,954	518,954	—	—
Utilities	384,376	384,376	—	—
TOTAL COMMON STOCKS	$25,609,745	$25,609,745	—	—
MASTER LIMITED PARTNERSHIP
Energy	190,614	190,614	—	—
Financials	387,712	387,712	—	—
TOTAL MASTER LIMITED PARTNERSHIP	$578,326	$578,326	—	—
REAL ESTATE INVESTMENT TRUST
Financials	232,139	232,139	—	—
Real Estate	1,147,942	1,147,942	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$1,380,081	$1,380,081	—	—
CORPORATE BONDS
Communication Services	1,429,713	—	$1,429,713	—
Consumer Staples	1,952,644	—	1,952,644	—
Energy	1,022,469	—	1,022,469	—
Financials	2,043,857	—	2,043,857	—
Industrials	3,773,452	—	3,773,452	—
Information Technology	5,850,268	—	5,850,268	—
TOTAL CORPORATE BONDS	$16,072,403	—	$16,072,403	—
TOTAL INVESTMENTS IN SECURITIES	$43,640,555	$27,568,152	$16,072,403	—

*The Portfolio’s holdings of JS Kred SPV I, LLC shares are classified as a Level 3 investment and are fair valued at zero as of March 31, 2019.

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Common Stocks
Opening balance at January 1, 2019	$237,394
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2019	237,394
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2019	$—

Alger Capital Appreciation Portfolio	Preferred Stocks
Opening balance at January 1, 2019	$1,299,407
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(11,071)
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2019	1,288,336
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2019	$(11,071)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2019	$144,164
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2019	144,164
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2019	$—

Alger Large Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2019	$798,503
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(7,230)
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2019	791,273
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2019	$(7,230)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2019	$72,289
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2019	72,289
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2019	$—

Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2019	$741,524
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	1,289
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2019	742,813
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2019	$1,289

Alger Mid Cap Growth Portfolio	Rights
Opening balance at January 1, 2019	$1,041,490
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	165,788
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2019	1,207,278
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2019	$165,788

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Mid Cap Growth Portfolio	Vehicle
Opening balance at January 1, 2019	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2019	0	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2019	$—

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger SMid Cap Focus Portfolio	Preferred Stocks
Opening balance at January 1, 2019	$21,018
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	318
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2019	21,336
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2019	$318

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FAIR VALUE
	MEASUREMENTS
	USING SIGNIFICANT
	UNOBSERVABLE
	INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2019	$371,141
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(9,714)
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2019	361,427
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2019	$(9,714)

Alger Small Cap Growth Portfolio	Rights
Opening balance at January 1, 2019	$705,184
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	112,253
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2019	817,437
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2019	$112,253

	Special Purpose
Alger Small Cap Growth Portfolio	Vehicle
Opening balance at January 1, 2019	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2019	0	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2019	$—

*Includes securities that are fair valued at zero.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of March 31, 2019. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

	Fair Value March 31, 2019	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average
Alger Capital Appreciation Portfolio
Common Stocks	$237,394	Market Approach	Transaction Price	N/A*	N/A
Preferred Stocks	1,288,336	Market Approach	Time to Exit Volatility Transaction Price	2 years 70.5% N/A*	N/A N/A N/A
Alger Large Cap Growth Portfolio
Common Stocks	$144,164	Market Approach	Transaction Price	N/A*	N/A
Preferred Stocks	791,273	Market Approach	Time to Exit Volatility Transaction Price	2 years 70.5% N/A*	N/A N/A N/A
Alger Mid Cap Growth Portfolio
Common Stocks	$72,289	Market Approach	Transaction Price	N/A*	N/A
Preferred Stocks	400,271	Market Approach	Time to Exit Volatility Transaction Price	2 years 70.5% N/A*	N/A N/A N/A
Preferred Stocks	342,542	Income Approach	Discount Rate	48.00%-53.00%	N/A
Special Purpose Vehicle	0	Market Approach	Revenue Multiple	4.55x-5.05x	N/A
Rights	1,207,278	Income Approach	Discount Rate	7.77%-8.05%	N/A
Alger SMid Cap Focus Portfolio
Preferred Stocks	$21,336	Income Approach	Discount Rate	48.00%-53.00%	N/A
Alger Small Cap Growth Portfolio
Preferred Stocks	$209,907	Market Approach	Time to Exit Volatility	2 years 70.5%	N/A N/A
Preferred Stocks	151,520	Income Approach	Discount Rate	48.00%-53.00%	N/A
Special Purpose Vehicle	0	Market Approach	Revenue Multiple	4.55x-5.05x	N/A
Rights	817,437	Income Approach	Discount Rate	7.77%-8.05%	N/A

* The Portfolio utilized a market approach to fair value this security. The significant unobservable input used in the valuation model was a private sale available to the Portfolio at March 31, 2019.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The significant unobservable inputs used in the fair value measurement of the Portfolios’ securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements than those noted in the table above. Generally, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success results in lower fair value measurements.

As of March 31, 2019 there were no transfers of securities between Level 1 and Level 2.

Certain of the Portfolio’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of March 31, 2019, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash and Cash Equivalents:
Alger Capital Appreciation Portfolio	$3,915,134	—	$3,915,134	—
Alger Large Cap Growth Portfolio	2,043,646	—	2,043,646	—
Alger Mid Cap Growth Portfolio	2,151,886	—	2,151,886	—
Alger SMid Cap Focus Portfolio	42,035	—	42,035	—
Alger Small Cap Growth Portfolio	5,188,494	—	5,188,494	—
Alger Growth & Income Portfolio	1,150,804	—	1,150,804	—
Alger Balanced Portfolio	1,164,462	—	1,164,462	—
Total	$15,656,461	—	$15,656,461	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Portfolios seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Portfolios invest in a broadly diversified portfolio of common stocks and may also buy and sell call and put options on equities and equity indexes. The Portfolios may purchase call options to increase its exposure to the stock market and also provide diversification of risk. The Portfolios may purchase put options in order to protect from significant market declines that may occur over a short period of time. The Portfolios may write covered call and cash-secured put options to generate cash flows while reducing the volatility of the portfolios. The cash flows may be an important source of the Portfolios return, although written call options may reduce the Portfolios ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the

THE ALGER PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Portfolios with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

There were no derivative instruments throughout the period or as of March 31, 2019.

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Portfolios because the Portfolios or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended March 31, 2019. Purchase and sale transactions, interest income and dividend income earned during the period were as follows:

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at Dividend/			in	Value at
	December	Purchases/	Sales/	March 31,	Interest	Realized	Unrealized	March 31,
Security	31, 2018	Conversion	Conversion	2019	Income	Gain (Loss)	App(Dep)	2019
Alger Large Cap Growth Portfolio
Common Stocks
Alger 25 Fund, Cl. P	720,383	—	—	720,383	—	—	$1,030,148	$8,154,736
Total					—	—	$1,030,148	$8,154,736

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at Dividend/			in	Value at
	December	Purchases/	Sales/	March 31,	Interest	Realized	Unrealized	March 31,
Security	31, 2018	Conversion	Conversion	2019	Income	Gain (Loss)	App(Dep)	2019
Alger Mid Cap Growth Portfolio
Preferred Stocks
Prosetta Biosciences, Inc., Series D	170,419	—	—	170,419	—	—	$5,112	$342,542
Total					—	—	$5,112	$342,542

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at Dividend/			in	Value at
	December	Purchases/	Sales/	March 31,	Interest	Realized	Unrealized	March 31,
Security	31, 2018	Conversion	Conversion	2019	Income	Gain (Loss)	App(Dep)	2019
Alger SMid Cap Focus Portfolio
Preferred Stocks
Prosetta Biosciences, Inc., Series D	10,615	—	—	10,615	—	—	$318	$21,336
Total					—	—	$318	$21,336

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at Dividend/			in	Value at
	December	Purchases/	Sales/	March 31,	Interest	Realized	Unrealized	March 31,
Security	31, 2018	Conversion	Conversion	2019	Income	Gain (Loss)	App(Dep)	2019
Alger Small Cap Growth Portfolio
Preferred Stocks
Prosetta Biosciences, Inc., Series D	75,383	—	—	75,383	—	—	$2,262	$151,520
Total					—	—	$2,262	$151,520